Segmental analysis - Contributions by Geographical Area (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of geographical areas [line items]
Revenue	£ 7,227	£ 7,221
Revenue less pass- through costs	5,599	5,811
Headline operating profit	646	666
North America
Disclosure of geographical areas [line items]
Revenue	2,781	2,744
Revenue less pass- through costs	2,207	2,284
Headline operating profit	336	287
United Kingdom
Disclosure of geographical areas [line items]
Revenue	1,058	1,065
Revenue less pass- through costs	779	796
Headline operating profit	78	98
Western Continental Europe
Disclosure of geographical areas [line items]
Revenue	1,458	1,477
Revenue less pass- through costs	1,164	1,179
Headline operating profit	117	111
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Disclosure of geographical areas [line items]
Revenue	1,930	1,935
Revenue less pass- through costs	1,449	1,552
Headline operating profit	115	170
United States
Disclosure of geographical areas [line items]
Revenue	2,609	2,579
Revenue less pass- through costs	2,071	2,144
Headline operating profit	£ 316	£ 268